Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020
Contributed equity
Total Equity	$ 559,746	$ 581,397	$ 538,506	$ 549,326
Ordinary Shares
Contributed equity
Ordinary shares	648,696,070	648,696,070	586,586,780	583,949,612
Less: Treasury Shares	(606,236)		(791,647)
Total Contributed Equity	648,089,834		585,795,133
Ordinary shares	$ 1,163,492		$ 1,063,005
Total Equity	$ 1,163,492	$ 1,163,153	$ 1,063,005	$ 1,051,450